Equity - Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
:

	Foreign Currency Translation Adjustment	Retirement Benefit Plans	Other	Total
Balance June 30, 2013	$(68,328)	$(1,039,072)	$(433)	$(1,107,833)
Other comprehensive income before reclassifications	192,948	(20,636)	—	172,312
Amounts reclassified from accumulated other comprehensive (loss)	—	111,818	205	112,023
Balance June 30, 2014	$124,620	$(947,890)	$(228)	$(823,498)

Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (823,498)	$ (1,107,833)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	172,312
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	112,023
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	124,620	(68,328)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	192,948
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(947,890)	(1,039,072)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(20,636)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	111,818
Accumulated other comprehensive income (loss), other [Domain]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(228)	(433)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 205